Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 116,280,000
Total Fee Amount	16,058.27
Total Offset Amount	0
Net Fee	$ 16,058.27
Offset Table N/A	N/A